STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Jun. 30, 2017
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following is a summary of the stock options activity:

Stock Options	Shares	Weighted Average Exercise Price Per Share
Outstanding as of June 30, 2015	815,600	$3.04
Granted	-	-
Forfeited	-	-
Exercised	-	-
Outstanding as of June 30, 2016	815,600	$3.04
Granted	-	-
Forfeited	-	-
Exercised	-	-
Outstanding as of June 30, 2017	815,600	$3.04

Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding and Exercisable [Table Text Block]
The following is a summary of the status of options outstanding and exercisable at June 30, 2017:

Outstanding Options			Exercisable Options
Average Exercise Price	Number	Average Remaining Contractual life (Years)	Average Exercise Price	Number	Average Remaining Contractual life (Years)
$6.00	193,000	2.08	$6.00	193,000	2.08
$2.96	222,600	4.74	$2.96	222,600	4.74
$1.65	400,000	7.59	$1.65	266,667	7.59
	815,600

Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
Following is a summary of the restricted shares granted:

Restricted stock grants	Shares
Non-vested as of June 30, 2015	453,575
Granted	1,160,185
Vested	(536,972)
Non-vested as of June 30, 2016	1,076,788
Granted	5,466,000
Vested	(1,617,121)
Non-vested as of June 30, 2017	4,925,667